Supplement Dated November 30, 2010

To

Prospectus and Statement of Additional Information Dated May 1, 1983

for

Zurich Advantage I Annuity (formerly Kemper Advantage I)

Issued By

Zurich American Life Insurance Company (formerly known as Kemper Investors Life Insurance Company)

through its

ZALICO Variable Annuity Account C (formerly known as Kemper Investors Life

Insurance Company Variable Annuity Account C)

This Supplement updates certain information in your variable annuity contract (“Contract”) Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Effective August 22, 2010, the Board of Directors (the “Board”) of Kemper Investors Life Insurance Company (“KILICO”), the insurance company that issued your Contract, changed KILICO’s name to Zurich American Life Insurance Company (“ZALICO”). As a result of the name change, on November 2, 2010, the Board changed the name of Kemper Investors Life Insurance Company Variable Annuity Account C, the separate account supporting your Contract, to ZALICO Variable Annuity Account C. In addition, ZALICO has determined to change the name of the Kemper Advantage I variable annuity product to Zurich Advantage I.

Below are three tables showing the relevant name changes:

Insurance Company

Former Name	New Name
Kemper Investors Life Insurance Company or “KILICO”	Zurich American Life Insurance Company or “ZALICO”

Separate Account

Former Name	New Name
Kemper Investors Life Insurance Company Variable Annuity Account C	ZALICO Variable Annuity Account C

Variable Annuity Product

Former Name	New Name
Kemper Advantage I	Zurich Advantage I

As a result of the insurance company and separate account name changes, all references to Kemper Investors Life Insurance Company and KILICO are deleted from your Prospectus and replaced with references to Zurich American Life Insurance Company and ZALICO, respectively. All references to Kemper Investors Life Insurance Company Variable Annuity Account C are deleted from your Prospectus and replaced with ZALICO Variable Annuity Account C. In addition, all references to Kemper Advantage I are deleted from your Prospectus and replaced with Zurich Advantage I.

INSURANCE COMPANY NAME CHANGE

The name change of the insurance company from KILICO to ZALICO does not change or alter any of the terms or provisions of your Contract. ZALICO will continue to honor all its obligations under your Contract. ZALICO remains organized under the laws of the State of Illinois. ZALICO continues to be a wholly-owned subsidiary of Kemper Corporation and an indirect wholly-owned subsidiary of Zurich Group Holding and Zurich Financial Services.

SEPARATE ACCOUNT NAME CHANGE

The separate account name change does not change the status, duties, or obligations of the ZALICO Variable Annuity Account C under federal or state laws. ZALICO Variable Annuity Account C remains registered with the Securities and Exchange Commission as a unit investment trust and remains subject to the same duties, obligations, and restrictions under the Investment Company Act of 1940 and state insurance laws.

VARIABLE ANNUITY PRODUCT NAME CHANGE

The name change of the variable annuity product from Kemper Advantage I to Zurich Advantage I does not change or alter any of the terms or provisions of this Contract. ZALICO will continue to honor all its obligations under this Contract.

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If you have any questions regarding this Supplement, please call 1-800-457-9047 or write us at Annuity Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.